1(212) 318-6275

rachaelschwartz@paulhastings.com

January 9, 2012	75302.00007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:   Helios Total Return Fund, Inc. (the “Fund”)

         Pre-effective Amendment No. 1 to the Registration Statement on Form N-14

Ladies and Gentlemen

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Pre-effective Amendment No. 1 to the Registration Statement on Form N-14 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”). This Registration Statement is being filed in connection with the proposed reorganization of the Helios Strategic Mortgage Income Fund, Inc. into the Helios Total Return Fund, Inc.

The filing has been marked to show changes made since the filing of the Fund’s Registration Statement on Form N-14 on November 22, 2011 (SEC Accession No. 0001193125-11-320039 ).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

Enclosures

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